Annual Operating Expenses {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-12 - Fidelity Convertible Securities Fund	Jan. 29, 2021
Fidelity Advisor Convertible Securities Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	0.93%
Fidelity Advisor Convertible Securities Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.19%
Fidelity Advisor Convertible Securities Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.69%
Fidelity Advisor Convertible Securities Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.65%
Fidelity Advisor Convertible Securities Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.53%